Market Risk Benefits - Rollforward of Balances for Variable Annuity Products (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Variable Annuity
Market Risk Benefit [Roll Forward]
Balance, beginning of period	$ 2,488,463	$ 3,707,407	$ 4,550,625
Effect of cumulative changes in non-performance risk	626,845	1,067,983	1,727,910
Balance, beginning of period, before effect of changes in non-performance risk	3,115,308	4,775,390	6,278,535
Attributed fees collected	1,008,519	1,095,139	1,158,879
Claims Paid	(53,926)	(57,083)	(85,898)
Interest accrual	168,951	226,734	293,205
Actual in force different from expected	63,484	49,864	79,030
Effect of changes in interest rates	(267,183)	(1,436,230)	(1,438,873)
Effect of changes in equity markets	(1,128,930)	(1,660,907)	(1,845,207)
Effect of assumption update and other refinements	120,191	82,619	235,543
Issuances	57,950	70,965	29,433
Other adjustments	29,602	(31,183)	70,743
Effect of changes in current period counterparty non-performance risk	0	0	0
Balance, end of period, before effect of changes in non-performance risk	3,113,966	3,115,308	4,775,390
Effect of cumulative changes in non-performance risk	(451,282)	(626,845)	(1,067,983)
Balance, end of period	2,662,684	2,488,463	3,707,407
Individual Fixed
Market Risk Benefit [Roll Forward]
Balance, beginning of period	0	0	0
Effect of cumulative changes in non-performance risk	0	0	0
Balance, beginning of period, before effect of changes in non-performance risk	0	0	0
Attributed fees collected	19,936	0	0
Claims Paid	0	0	0
Interest accrual	4,611	0	0
Actual in force different from expected	(1,554)	0	0
Effect of changes in interest rates	(34,582)	0	0
Effect of changes in equity markets	(12,609)	0	0
Effect of assumption update and other refinements	151,000	0	0
Issuances	28,494	0	0
Other adjustments	11,615	0	0
Effect of changes in current period counterparty non-performance risk	0	0	0
Balance, end of period, before effect of changes in non-performance risk	166,911	0	0
Effect of cumulative changes in non-performance risk	9,531	0	0
Balance, end of period	176,442	0	0
Less: Reinsured Market Risk Benefits
Market Risk Benefit [Roll Forward]
Balance, beginning of period	(844,582)	(917,792)	(422,261)
Effect of cumulative changes in non-performance risk	0	0	0
Balance, beginning of period, before effect of changes in non-performance risk	(844,582)	(917,792)	(422,261)
Interest accrual	(50,303)	(56,043)	(53,016)
Actual in force different from expected	(19,029)	(21,062)	(13,338)
Effect of changes in interest rates	79,628	277,354	455,062
Effect of changes in equity markets	118,797	177,329	180,953
Effect of assumption update and other refinements	(23,026)	3,984	(54,067)
Other adjustments	(22,568)	11,566	(635,011)
Effect of changes in current period counterparty non-performance risk	(18,039)	(61,469)	(146,999)
Balance, end of period, before effect of changes in non-performance risk	(1,012,575)	(844,582)	(917,792)
Effect of cumulative changes in non-performance risk	0	0	0
Balance, end of period	(1,012,575)	(844,582)	(917,792)
Less: Reinsured Market Risk Benefits | Augustar
Market Risk Benefit [Roll Forward]
Other adjustments			638,000
Less: Reinsured Market Risk Benefits
Market Risk Benefit [Roll Forward]
Attributed fees collected	(232,779)	(259,099)	(246,747)
Claims Paid	5,400	5,669	9,952
Issuances	(6,074)	(5,019)	7,680
Total, Net of Reinsurance
Market Risk Benefit [Roll Forward]
Balance, beginning of period	1,643,881	2,789,615	4,128,364
Effect of cumulative changes in non-performance risk	626,845	1,067,983	1,727,910
Balance, beginning of period, before effect of changes in non-performance risk	2,270,726	3,857,598	5,856,274
Attributed fees collected	795,676	836,040	912,132
Claims Paid	(48,526)	(51,414)	(75,946)
Interest accrual	123,259	170,691	240,189
Actual in force different from expected	42,901	28,802	65,692
Effect of changes in interest rates	(222,137)	(1,158,876)	(983,811)
Effect of changes in equity markets	(1,022,742)	(1,483,578)	(1,664,254)
Effect of assumption update and other refinements	248,165	86,603	181,476
Issuances	80,370	65,946	37,113
Other adjustments	18,649	(19,617)	(564,268)
Effect of changes in current period counterparty non-performance risk	(18,039)	(61,469)	(146,999)
Balance, end of period, before effect of changes in non-performance risk	2,268,302	2,270,726	3,857,598
Effect of cumulative changes in non-performance risk	(441,751)	(626,845)	(1,067,983)
Balance, end of period	$ 1,826,551	$ 1,643,881	$ 2,789,615